Note 6 - Income Taxes - Components of Losses Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net loss before income taxes	$ 12,545	$ 8,052	$ 3,013
CAYMAN ISLANDS
Net loss before income taxes	894	489	58
UNITED STATES
Net loss before income taxes	9,840	5,921	1,983
CHINA
Net loss before income taxes	1,338	1,642	972
AUSTRALIA
Net loss before income taxes	$ 473